Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details 2) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010
Status of restricted stock and performance shares
Outstanding at beginning of year, shares	1.2
Restricted stock units and performance shares granted	0.3
Other, Shares	0.2	[1]
Released, Shares	(0.7)
Forfeited/Cancelled	0
Outstanding at end of year, shares	1.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Outstanding at start of period	$ 23.66
Restricted Stock and Performance Shares Granted	$ 49.59
Other	$ 49.34	[1]
Released	$ 15.10

[1]	Represents additional performance shares issued above the original value for exceeding certain performance metrics.